Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares no par value (in Dollars per share)	[1]
Ordinary shares, unlimited shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	43,216,535	22,169,854
Ordinary shares, shares outstanding (in Shares)	[1]	43,216,535	22,169,854

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.